Property, plant and equipment, net (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Property, Plant and Equipment [Abstract]
Depreciation expenses	$ 856	$ 814	$ 841
Depreciated property, plant and equipment	16,927	15,875
Property, plant and equipment, net leased out	$ 3,766	$ 2,714